Concentration of Risk	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of Risk

Note 16 – Concentration of Risk

a)	Major Customers

For the six months period ended June 30, 2024, the Company generated total net revenue of $54,413, of which two customers accounted for 52.5% and 38.9% of our total revenue, amounting to $28,560 and $21,156, respectively.

For the six months period ended June 30, 2025, the Company generated total net revenue of $40,560, of which two customers accounted for 49.8% and 27.2% of our total revenue, amounting to $20,176 and $11,049, respectively.

	For the six months period ended June 30 (Unaudited)
	2025	2024	2025	2024	2025	2024
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$20,176	$28,560	49.8%	52.5%	$-	$17,608
Customer B	$5,918	$4,697	14.6%	8.6%	$-	$-
Customer C	$-	$-	-%	-%	$-	$739
Customer D	$2,284	$21,156	5.6%	38.9%	$-	$-
Customer E	$11,049	$-	27.2%	-%	$-	$-
Customer F	$1,133	$-	2.8%	-%	$-	$-
Total	$40,560	$54,413	100.0%	100.0%	$-	$18,347

b)	Major Vendors

For the six months period ended June 30, 2024, the Company incurred cost of revenue of $1,888, of which there were three suppliers who accounted for more than 10% of the Company’s purchases.

For the six months period ended June 30, 2025, the Company incurred cost of revenue of $11,538, of which there were four suppliers who accounted for more than 10% of the Company’s purchases.

	For the six months period ended June 30 (Unaudited)
	2025	2024	2025	2024	2025	2024
	Cost of Revenue	Cost of Revenue	% of Cost of Revenue	% of Cost of Revenue	Account payables	Account payables
Vendor A	$-	$719	-%	38.1%	$-	$-
Vendor B	$50	$94	0.4%	5.0%	$-	$-
Vendor C	$-	$53	-%	2.8%	$-	$-
Vendor D	$-	$514	-%	27.2%	$-	$-
Vendor E	$-	$95	-%	5.0%	$-	$-
Vendor F	$-	$413	-%	21.9%	$-	$-
Vendor G	$343	$-	3.0%	-%	$-	$-
Vendor H	$2,398	$-	20.8%	-%	$-	$-
Vendor I	$1,090	$-	9.4%	-%	$-	$-
Vendor J	$1,519	$-	13.2%	-%	$-	$-
Vendor K	$2,741	$-	23.8%	-%	$-	$-
Vendor L	$1,028	$-	8.9%	-%	$-	$-
Vendor M	$171	$-	1.5%	-%	$-	$-
Vendor N	$1,285	$-	11.1%	-%	$-	$-
Vendor O	$913	$-	7.9%	-%	$-	$-
Total	$11,538	$1,888	100.0%	100.0%	$-	$-

c)	Credit Risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Risks are substantially mitigated as payments are progressive based on work completed.